MATERIAL PARTLY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
MATERIAL PARTLY-OWNED SUBSIDIARIES	MATERIAL PARTLY-OWNED SUBSIDIARIES
6(a)    Material subsidiaries
Our Company has subsidiaries with material non-controlling interests (“NCI”). Information regarding the subsidiaries is as follows:
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2025	2024
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
6(b)    Summarized financial information about the subsidiaries
The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue	176,862	172,793	166,933
Profit/(loss) before tax	3,268	7,234	(7,587)
Income tax expense	302	1,036	39
Profit/(loss) for the year	2,966	6,198	(7,626)
Other comprehensive income/(loss)	10,259	(270)	3,252
Total comprehensive income/(loss)	13,225	5,928	(4,374)
Profit/(loss) attributable to non-controlling interests	1,456	3,042	(3,742)
Dividends paid to non-controlling interests	285	—	285

Summarized balance sheets	CTW consolidated
	As of December 31,
	2025	2024
	US$’000	US$’000
Current assets	143,174	118,112
Non-current assets	49,491	46,542
Current liabilities	(57,916)	(38,805)
Non-current liabilities	(6,933)	(10,659)
Total equity	127,816	115,190

Equity attributable to:
Equity holders of the parent	65,097	58,666
Non-controlling interests	62,719	56,524
6.    MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Operating	(18,502)	29,970	(11,954)
Investing	(2,818)	(1,589)	(1,418)
Financing	14,858	(23,746)	(144)
Effect of changes in exchange rate on cash	1,393	147	27
Net (decrease) increase in cash and cash equivalents	(5,069)	4,782	(13,489)